T. ROWE PRICE Mid-Cap Index Fund
September 30, 2024 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.2%
COMMUNICATION SERVICES  5.4%
Diversified Telecommunication Services  0.4%
Frontier Communications Parent (1) 11,028 392
GCI Liberty, Class A, EC (1)(2) 203 —
Iridium Communications  5,271 160
Liberty Global, Class A (1) 7,467 158
Liberty Global, Class C (1) 7,202 156
866
Entertainment  2.7%
Liberty Media Corp-Liberty Formula One, Class A (1)(3) 1,020 73
Liberty Media Corp-Liberty Formula One, Class C (1) 9,318 722
Liberty Media Corp-Liberty Live, Class A (1) 867 43
Liberty Media Corp-Liberty Live, Class C (1) 2,058 106
Madison Square Garden Sports (1) 836 174
Playtika Holding  3,158 25
ROBLOX, Class A (1) 23,031 1,019
Roku (1) 5,679 424
Spotify Technology (1) 6,633 2,444
TKO Group Holdings (1) 3,546 439
5,469
Interactive Media & Services  0.6%
IAC (1) 3,348 180
Pinterest, Class A (1) 27,197 880
TripAdvisor (1) 4,737 69
Trump Media & Technology Group (1)(3) 2,518 41
ZoomInfo Technologies (1) 14,047 145
1,315
Media  1.7%
Liberty Broadband, Class A (1) 737 56
Liberty Broadband, Class C (1) 4,964 384
New York Times, Class A  7,223 402
Nexstar Media Group  1,413 234
Sirius XM Holdings  10,979 260
Trade Desk, Class A (1) 19,967 2,189
3,525
Total Communication Services 11,175
CONSUMER DISCRETIONARY  12.7%
Automobile Components  0.3%
Gentex  10,407 309

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Lear  2,540 277
QuantumScape (1) 16,020 92
678
Automobiles  0.5%
Harley-Davidson  5,446 210
Lucid Group (1) 39,957 141
Rivian Automotive, Class A (1)(3) 36,981 415
Thor Industries (3) 2,288 251
1,017
Broadline Retail  1.1%
Coupang (1) 52,230 1,282
Dillard's, Class A (3) 136 52
Etsy (1) 5,229 291
Kohl's (3) 4,894 103
Macy's  12,324 193
Nordstrom  4,505 101
Ollie's Bargain Outlet Holdings (1) 2,742 267
2,289
Diversified Consumer Services  1.0%
ADT  13,070 94
Bright Horizons Family Solutions (1) 2,593 363
Duolingo (1) 1,652 466
Grand Canyon Education (1) 1,316 187
H&R Block  6,234 396
Service Corp. International  6,458 510
2,016
Hotels, Restaurants & Leisure  3.9%
Aramark  11,863 459
Boyd Gaming  3,090 200
Cava Group (1) 3,390 420
Choice Hotels International (3) 1,266 165
Churchill Downs  3,135 424
DoorDash, Class A (1) 15,671 2,237
DraftKings, Class A (1) 20,480 803
Dutch Bros, Class A (1) 4,919 157
Hyatt Hotels, Class A  1,970 300
Light & Wonder (1) 4,059 368
Marriott Vacations Worldwide  1,567 115
Penn Entertainment (1)(3) 6,782 128
Planet Fitness, Class A (1) 3,915 318
Texas Roadhouse  3,018 533
Travel + Leisure  3,052 141

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Vail Resorts  1,708 298
Wendy's  7,765 136
Wingstop  1,328 552
Wyndham Hotels & Resorts  3,457 270
8,024
Household Durables  1.2%
Leggett & Platt  5,865 80
Newell Brands  18,675 143
SharkNinja  2,977 324
Tempur Sealy International  7,539 412
Toll Brothers  4,624 714
TopBuild (1) 1,437 584
Whirlpool  2,380 255
2,512
Leisure Products  0.4%
Brunswick  3,038 254
Mattel (1) 15,257 291
Polaris  2,305 192
YETI Holdings (1) 3,834 157
894
Specialty Retail  3.3%
Advance Auto Parts  2,682 105
AutoNation (1) 1,155 207
Bath & Body Works  10,181 325
Burlington Stores (1) 2,869 756
Carvana (1) 4,894 852
Dick's Sporting Goods  2,535 529
Five Below (1) 2,446 216
Floor & Decor Holdings, Class A (1) 4,752 590
GameStop, Class A (1) 16,850 386
Gap  9,128 201
Lithia Motors  1,228 390
Murphy USA  836 412
Penske Automotive Group  830 135
RH (1) 669 224
Valvoline (1) 5,811 243
Wayfair, Class A (1)(3) 4,219 237
Williams-Sonoma  5,743 890
6,698
Textiles, Apparel & Luxury Goods  1.0%
Amer Sports (1) 2,616 42
Birkenstock Holding (1) 1,781 88

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Capri Holdings (1) 5,159 219
Carter's  1,573 102
Columbia Sportswear (3) 1,498 125
Crocs (1) 2,674 387
PVH  2,493 251
Skechers USA, Class A (1) 5,920 396
Under Armour, Class A (1) 8,296 74
Under Armour, Class C (1) 8,503 71
VF  15,741 314
2,069
Total Consumer Discretionary 26,197
CONSUMER STAPLES  3.1%
Beverages  0.4%
Boston Beer, Class A (1) 397 115
Celsius Holdings (1) 7,924 248
Coca-Cola Consolidated  272 358
721
Consumer Staples Distribution & Retail  1.5%
Albertsons, Class A  18,800 347
BJ's Wholesale Club Holdings (1) 5,974 493
Casey's General Stores  1,675 629
Grocery Outlet Holding (1) 4,263 75
Maplebear (1) 7,741 315
Performance Food Group (1) 6,918 542
U.S. Foods Holding (1) 10,365 638
3,039
Food Products  0.7%
Darling Ingredients (1) 7,134 265
Flowers Foods  8,434 195
Freshpet (1) 2,095 287
Ingredion  2,949 405
Pilgrim's Pride (1)(3) 1,818 84
Post Holdings (1) 2,222 257
Seaboard  11 34
1,527
Household Products  0.1%
Reynolds Consumer Products  2,391 74
Spectrum Brands Holdings  1,220 116
190
Personal Care Products  0.4%
BellRing Brands (1) 5,863 356

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Coty, Class A (1) 17,149 161
elf Beauty (1) 2,419 264
781
Total Consumer Staples 6,258
ENERGY  3.9%
Energy Equipment & Services  0.5%
NOV  17,715 283
TechnipFMC  19,416 509
Weatherford International  3,246 276
1,068
Oil, Gas & Consumable Fuels  3.4%
Antero Midstream  15,253 229
Antero Resources (1) 13,044 374
Cheniere Energy  10,377 1,866
Chesapeake Energy  5,945 489
Chord Energy  2,780 362
Civitas Resources  4,497 228
DT Midstream  4,369 344
HF Sinclair  7,095 316
Matador Resources  5,288 261
New Fortress Energy  2,728 25
Ovintiv  11,925 457
Permian Resources  29,401 400
Range Resources  10,665 328
Southwestern Energy (1) 49,341 351
Texas Pacific Land  847 749
Viper Energy  4,559 206
6,985
Total Energy 8,053
FINANCIALS  18.2%
Banks  4.1%
Bank OZK  4,783 206
BOK Financial  1,022 107
Columbia Banking System  9,382 245
Comerica  5,960 357
Commerce Bancshares  5,360 318
Cullen/Frost Bankers  2,646 296
East West Bancorp  6,247 517
First Citizens BancShares, Class A  542 998
First Hawaiian  5,668 131
First Horizon  24,518 381

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
FNB  16,005 226
NU Holdings, Class A (1) 143,766 1,962
Pinnacle Financial Partners  3,409 334
Popular  3,208 322
Prosperity Bancshares  4,035 291
Synovus Financial  6,502 289
TFS Financial  2,120 27
Webster Financial  7,663 357
Western Alliance Bancorp  4,824 417
Wintrust Financial  2,919 317
Zions Bancorp  6,506 307
8,405
Capital Markets  5.0%
Affiliated Managers Group  1,425 253
Ares Management, Class A  8,252 1,286
Blue Owl Capital (3) 22,551 437
Carlyle Group  9,839 424
Coinbase Global, Class A (1) 8,921 1,589
Evercore, Class A  1,611 408
Houlihan Lokey  2,359 373
Interactive Brokers Group, Class A  4,776 666
Janus Henderson Group  5,816 221
Jefferies Financial Group  7,904 486
Lazard  4,925 248
LPL Financial Holdings  3,367 783
Morningstar  1,198 382
Robinhood Markets, Class A (1) 30,049 704
SEI Investments  4,498 311
Stifel Financial  4,461 419
TPG  3,780 218
Tradeweb Markets, Class A  5,252 650
Virtu Financial, Class A  3,631 111
XP, Class A  18,354 329
10,298
Consumer Finance  0.7%
Ally Financial  12,337 439
Credit Acceptance (1)(3) 276 122
OneMain Holdings  5,078 239
SLM  9,740 223
SoFi Technologies (1) 46,334 364
1,387

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Financial Services  4.1%
Affirm Holdings (1) 10,488 428
Apollo Global Management  23,554 2,942
Block (1) 25,103 1,685
Corebridge Financial  11,501 335
Equitable Holdings  14,786 622
Euronet Worldwide (1) 1,945 193
MGIC Investment  11,566 296
Rocket, Class A (1) 6,232 120
Shift4 Payments, Class A (1) 2,757 244
Toast, Class A (1) 20,079 568
UWM Holdings  4,014 34
Voya Financial  4,550 360
Western Union  15,217 182
WEX (1) 1,838 386
8,395
Insurance  3.6%
American Financial Group  3,252 438
Assured Guaranty  2,338 186
Axis Capital Holdings  3,494 278
Brighthouse Financial (1) 2,781 125
CNA Financial  977 48
Fidelity National Financial  11,740 728
First American Financial  4,496 297
Hanover Insurance Group  1,606 238
Kemper  2,727 167
Kinsale Capital Group  992 462
Lincoln National  7,655 241
Markel Group (1) 578 907
Old Republic International  11,208 397
Primerica  1,566 415
Reinsurance Group of America  2,972 647
RenaissanceRe Holdings  2,316 631
RLI  1,863 289
Ryan Specialty Holdings  4,603 306
Unum Group  8,365 497
White Mountains Insurance Group  112 190
7,487
Mortgage Real Estate Investment Trusts  0.7%
AGNC Investment, REIT (3) 33,213 347
Annaly Capital Management, REIT  22,666 455
Rithm Capital, REIT  23,073 262

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Starwood Property Trust, REIT (3) 14,077 287
1,351
Total Financials 37,323
HEALTH CARE  8.7%
Biotechnology  3.2%
Alnylam Pharmaceuticals (1) 5,708 1,570
Apellis Pharmaceuticals (1) 4,701 136
BioMarin Pharmaceutical (1) 8,547 601
Exact Sciences (1)(3) 8,258 562
Exelixis (1) 12,878 334
GRAIL (1)(3) 1,213 17
Ionis Pharmaceuticals (1) 7,040 282
Natera (1) 5,121 650
Neurocrine Biosciences (1) 4,515 520
Roivant Sciences (1) 19,142 221
Sarepta Therapeutics (1) 4,100 512
Ultragenyx Pharmaceutical (1) 4,055 225
United Therapeutics (1) 1,975 708
Viking Therapeutics (1) 4,731 299
6,637
Health Care Equipment & Supplies  0.9%
DENTSPLY SIRONA  9,086 246
Enovis (1) 2,449 106
Envista Holdings (1) 7,736 153
Globus Medical, Class A (1) 5,037 360
Inspire Medical Systems (1) 1,328 280
Masimo (1) 1,927 257
Penumbra (1) 1,658 322
QuidelOrtho (1) 2,392 109
1,833
Health Care Providers & Services  1.0%
Acadia Healthcare (1) 4,095 260
Amedisys (1) 1,443 139
Chemed  667 401
Encompass Health  4,447 430
Premier, Class A  4,682 93
R1 RCM (1) 7,065 100
Tenet Healthcare (1) 4,302 715
2,138
Health Care Technology  0.8%
Certara (1) 5,259 62

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Doximity, Class A (1) 5,521 240
Veeva Systems, Class A (1) 6,666 1,399
1,701
Life Sciences Tools & Services  1.9%
10X Genomics, Class A (1) 4,611 104
Avantor (1) 30,677 794
Azenta (1) 2,400 116
Bio-Rad Laboratories, Class A (1) 868 291
Bruker  4,912 339
Fortrea Holdings (1)(3) 4,030 81
Illumina (1) 7,179 936
Medpace Holdings (1) 1,152 385
QIAGEN  10,121 461
Repligen (1) 2,501 372
Sotera Health (1) 6,783 113
3,992
Pharmaceuticals  0.9%
Elanco Animal Health (1) 22,148 325
Intra-Cellular Therapies (1) 4,631 339
Jazz Pharmaceuticals (1) 2,770 309
Organon  11,576 222
Perrigo  6,099 160
Royalty Pharma, Class A  17,723 501
1,856
Total Health Care 18,157
INDUSTRIALS & BUSINESS SERVICES  18.2%
Aerospace & Defense  1.5%
BWX Technologies  4,103 446
Curtiss-Wright  1,727 568
HEICO  1,995 522
HEICO, Class A  3,674 749
Hexcel  3,694 228
Loar Holdings (1) 450 33
Spirit AeroSystems Holdings, Class A (1) 5,218 170
Woodward  2,702 463
3,179
Air Freight & Logistics  0.1%
GXO Logistics (1) 5,282 275
275
Building Products  2.5%
AAON  3,074 331

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Advanced Drainage Systems  3,175 499
Armstrong World Industries  1,955 257
AZEK (1) 6,459 302
Carlisle  2,077 934
Fortune Brands Innovations  5,553 497
Hayward Holdings (1) 6,422 98
Lennox International  1,449 876
Owens Corning  3,903 689
Simpson Manufacturing  1,922 368
Trex (1) 4,875 325
5,176
Commercial Services & Supplies  1.2%
Clean Harbors (1) 2,305 557
MSA Safety  1,664 295
RB Global  8,284 667
Stericycle (1) 4,147 253
Tetra Tech  12,061 569
Vestis  5,806 86
2,427
Construction & Engineering  1.8%
AECOM  6,143 634
API Group (1) 10,231 338
Comfort Systems USA  1,581 617
EMCOR Group  2,094 902
MasTec (1) 2,842 350
MDU Resources  9,138 250
Valmont Industries  895 260
WillScot Holdings (1) 8,308 312
3,663
Electrical Equipment  1.6%
Acuity Brands  1,386 382
nVent Electric  7,479 525
Regal Rexnord  3,005 498
Sensata Technologies Holding  6,723 241
Vertiv Holdings, Class A  16,178 1,610
3,256
Ground Transportation  1.3%
Avis Budget Group  776 68
Knight-Swift Transportation Holdings  7,038 380
Landstar System  1,601 302
Lyft, Class A (1) 16,402 209
Ryder System  1,918 280

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Saia (1) 1,198 524
Schneider National, Class B  2,111 60
U-Haul Holding (1)(3) 339 26
U-Haul Holding, Non-Voting  4,511 325
XPO (1) 5,173 556
2,730
Machinery  2.9%
AGCO  2,801 274
Allison Transmission Holdings  3,929 378
CNH Industrial  39,548 439
Crane  2,201 348
Donaldson  5,394 398
Esab  2,545 271
Flowserve  5,908 305
Gates Industrial (1) 9,225 162
Graco  7,569 662
ITT  3,729 558
Lincoln Electric Holdings  2,481 476
Middleby (1) 2,395 333
Oshkosh  2,934 294
RBC Bearings (1) 1,276 382
Timken  2,907 245
Toro  4,691 407
5,932
Marine Transportation  0.2%
Kirby (1) 2,610 320
320
Passenger Airlines  0.3%
Alaska Air Group (1) 5,696 257
American Airlines Group (1) 29,418 331
588
Professional Services  2.9%
Booz Allen Hamilton Holding  5,791 943
CACI International, Class A (1) 992 501
Clarivate (1) 18,379 130
Concentrix (3) 2,147 110
Dun & Bradstreet Holdings (3) 13,614 157
FTI Consulting (1) 1,583 360
Genpact  7,903 310
KBR  5,978 389
ManpowerGroup  2,147 158
Parsons (1) 2,078 215

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Paycor HCM (1) 3,206 46
Paylocity Holding (1) 1,972 325
Robert Half  4,549 307
Science Applications International  2,298 320
SS&C Technologies Holdings  9,722 721
TransUnion  8,744 916
5,908
Trading Companies & Distributors  1.9%
Air Lease  4,741 215
Core & Main, Class A (1) 8,619 382
Ferguson Enterprises  9,142 1,815
MSC Industrial Direct, Class A  2,065 178
SiteOne Landscape Supply (1) 2,006 303
Watsco  1,564 769
WESCO International  1,957 329
3,991
Total Industrials & Business Services 37,445
INFORMATION TECHNOLOGY  16.9%
Communications Equipment  0.3%
Ciena (1) 6,466 398
Lumentum Holdings (1) 3,003 190
Ubiquiti  188 42
630
Electronic Equipment, Instruments & Components  1.2%
Arrow Electronics (1) 2,397 318
Avnet  4,078 222
Cognex  7,733 313
Coherent (1) 5,985 532
Crane NXT  2,207 124
IPG Photonics (1) 1,241 92
Littelfuse  1,097 291
TD SYNNEX  3,386 407
Vontier  7,008 236
2,535
IT Services  2.9%
Amdocs  5,189 454
Cloudflare, Class A (1) 13,519 1,094
DXC Technology (1) 8,140 169
Globant (1) 1,892 375
Kyndryl Holdings (1) 10,230 235
MongoDB (1) 3,185 861

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Okta (1) 7,224 537
Snowflake, Class A (1) 14,288 1,641
Twilio, Class A (1) 7,731 504
5,870
Semiconductors & Semiconductor Equipment  3.0%
Allegro MicroSystems (1) 5,531 129
Amkor Technology  5,075 155
Astera Labs (1)(3) 975 51
Cirrus Logic (1) 2,419 301
Entegris  6,812 767
GLOBALFOUNDRIES (1)(3) 4,426 178
Lattice Semiconductor (1) 6,127 325
MACOM Technology Solutions Holdings (1) 2,509 279
Marvell Technology  38,684 2,790
MKS Instruments  3,033 330
Onto Innovation (1) 2,218 460
Universal Display  2,112 443
Wolfspeed (1)(3) 5,422 53
6,261
Software  9.2%
Appfolio, Class A (1) 1,020 240
AppLovin, Class A (1) 11,853 1,547
Aspen Technology (1) 1,210 289
Atlassian, Class A (1) 7,076 1,124
Bentley Systems, Class B  6,305 320
BILL Holdings (1) 4,609 243
CCC Intelligent Solutions Holdings (1) 20,346 225
Confluent, Class A (1) 11,141 227
Datadog, Class A (1) 13,509 1,554
DocuSign (1) 9,199 571
Dolby Laboratories, Class A  2,631 201
DoubleVerify Holdings (1) 6,526 110
Dropbox, Class A (1) 10,832 276
Dynatrace (1) 13,341 713
Elastic (1) 3,661 281
Five9 (1) 3,302 95
Gitlab, Class A (1) 5,331 275
Guidewire Software (1) 3,703 677
HashiCorp, Class A (1) 6,348 215
HubSpot (1) 2,203 1,171
Informatica, Class A (1) 2,916 74
Manhattan Associates (1) 2,764 778
MicroStrategy, Class A (1)(3) 7,061 1,191

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
nCino (1) 3,716 117
Nutanix, Class A (1) 10,988 651
Pegasystems  1,987 145
Procore Technologies (1) 4,736 292
RingCentral, Class A (1) 3,649 115
SentinelOne, Class A (1) 12,364 296
Smartsheet, Class A (1) 6,015 333
Teradata (1) 4,368 133
UiPath, Class A (1) 19,978 256
Unity Software (1)(3) 13,382 303
Workday, Class A (1) 9,552 2,335
Zoom Video Communications, Class A (1) 11,926 832
Zscaler (1) 4,141 708
18,913
Technology Hardware, Storage & Peripherals  0.3%
Pure Storage, Class A (1) 13,888 698
698
Total Information Technology 34,907
MATERIALS  5.8%
Chemicals  1.3%
Ashland  2,248 196
Axalta Coating Systems (1) 9,904 358
Chemours  6,713 136
Element Solutions  10,070 274
Huntsman  7,355 178
NewMarket  302 167
Olin  5,322 255
RPM International  5,750 696
Scotts Miracle-Gro  1,896 164
Westlake  1,522 229
2,653
Construction Materials  1.6%
CRH  31,015 2,876
Eagle Materials  1,495 430
3,306
Containers & Packaging  1.2%
AptarGroup  2,990 479
Berry Global Group  5,153 350
Crown Holdings  5,295 508
Graphic Packaging Holding  13,460 398
Sealed Air  6,545 237

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Silgan Holdings  3,729 196
Sonoco Products  4,406 241
2,409
Metals & Mining  1.5%
Alcoa  11,262 434
ATI (1) 5,548 371
Cleveland-Cliffs (1) 20,851 266
MP Materials (1)(3) 5,809 103
Reliance  2,583 747
Royal Gold  2,977 418
Southern Copper  3,926 454
United States Steel  10,108 357
3,150
Paper & Forest Products  0.2%
Louisiana-Pacific  2,898 311
311
Total Materials 11,829
REAL ESTATE  5.3%
Diversified Real Estate Investment Trusts  0.3%
WP Carey, REIT  9,806 611
611
Health Care Real Estate Investment Trusts  0.4%
Healthcare Realty Trust, REIT  17,105 311
Medical Properties Trust, REIT  26,719 156
Omega Healthcare Investors, REIT  11,175 455
922
Hotel & Resort Real Estate Investment Trusts  0.1%
Park Hotels & Resorts, REIT  9,469 134
134
Industrial Real Estate Investment Trusts  1.0%
Americold Realty Trust, REIT  12,760 361
EastGroup Properties, REIT  2,191 409
First Industrial Realty Trust, REIT  5,941 333
Lineage, REIT  2,770 217
Rexford Industrial Realty, REIT  9,763 491
STAG Industrial, REIT  8,140 318
2,129
Office Real Estate Investment Trusts  0.4%
Cousins Properties, REIT  6,817 201
Highwoods Properties, REIT  4,652 156

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Kilroy Realty, REIT  5,308 205
Vornado Realty Trust, REIT  7,884 311
873
Real Estate Management & Development  0.6%
Howard Hughes Holdings (1) 1,395 108
Jones Lang LaSalle (1) 2,138 577
Seaport Entertainment Group (1)(3) 148 4
Seaport Entertainment Group, Rights, 10/10/24 (1) 148 —
Zillow Group, Class A (1) 2,117 131
Zillow Group, Class C (1) 7,182 459
1,279
Residential Real Estate Investment Trusts  0.9%
American Homes 4 Rent, Class A, REIT  15,281 587
Equity LifeStyle Properties, REIT  8,340 595
Sun Communities, REIT  5,578 754
1,936
Retail Real Estate Investment Trusts  0.5%
Agree Realty, REIT  4,456 335
Brixmor Property Group, REIT  13,456 375
NNN REIT, REIT  8,142 395
1,105
Specialized Real Estate Investment Trusts  1.1%
CubeSmart, REIT  10,129 545
EPR Properties, REIT  3,363 165
Gaming & Leisure Properties, REIT  11,789 606
Lamar Advertising, Class A, REIT  3,942 527
National Storage Affiliates Trust, REIT  3,090 149
Rayonier, REIT  6,647 214
2,206
Total Real Estate 11,195
UTILITIES  1.0%
Electric Utilities  0.4%
Avangrid  3,148 113
IDACORP  2,276 235
OGE Energy  8,977 368
716
Gas Utilities  0.2%
National Fuel Gas  4,098 249
UGI  9,441 236
485

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity
Producers  0.2%
Brookfield Renewable, Class A (3) 6,082 199
Clearway Energy, Class A  1,556 44
Clearway Energy, Class C  3,691 113
356
Water Utilities  0.2%
Essential Utilities  11,318 437
437
Total Utilities 1,994
Total Common Stocks (Cost $177,709) 204,533
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 4.97% (4)(5) 1,813 2
Total Short-Term Investments (Cost $2) 2
SECURITIES LENDING COLLATERAL  2.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve Fund, 4.97% (4)(5) 5,648,778 5,649
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 5,649
Total Securities Lending Collateral (Cost $5,649) 5,649
Total Investments in Securities  101.9%
(Cost $183,360) $ 210,184
Other Assets Less Liabilities (1.9)% (4,017)
Net Assets 100.0% $ 206,167
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this security is on loan at September 30, 2024.
(4) Seven-day yield

T. ROWE PRICE Mid-Cap Index Fund

.
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(5) Affiliated Companies
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 13++
Totals $ —# $ — $ 13+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 4,984  ¤  ¤ $ 5,651
Total $ 5,651^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $13 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,651.

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Notes to Portfolio of Investments
20
T. Rowe Price Mid-Cap Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Mid-Cap Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Mid-Cap Index Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 204,533 $ — $ — $ 204,533
Short-Term Investments 2 — — 2
Securities Lending Collateral 5,649 — — 5,649
Total $ 210,184 $ — $ — $ 210,184

T. ROWE PRICE Mid-Cap Index Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.